Subsequent events	12 Months Ended
Dec. 31, 2020
Subsequent Events [Abstract]
Subsequent events

NOTE 23 – SUBSEQUENT EVENTS

On January 4, 2021, Navios Containers and the Company announced that they entered into a definitive merger agreement under which the Company will acquire all of the publicly held common units of Navios Containers in exchange for common units of the Company (the “Transaction”). Under the terms of the Transaction, public unitholders of Navios Containers will receive 0.39 of a common unit of the Company for each outstanding common unit of Navios Containers. The Transaction was approved by the necessary common unit holders of Navios Containers at a special meeting held on March 24, 2021. The General Partner of Navios Containers has consented to the merger, and the Company voted the Navios Containers’ common units it holds in favor of the Transaction. The Transaction is expected to close on or about March 31, 2021. The expenses of this transaction are included in the General and Administrative expenses, in the Consolidated Statements of Operations.

Navios Partners intends to account for the merger “as a business combination achieved in stages,” which will result in the application of the “acquisition method,” as defined under ASC 805, Business Combinations. Navios Partners’ previously held equity interest in Navios Containers will be remeasured to its fair value at the date the controlling interest is acquired and the resulting gain/(loss) will be recognized in earnings. Under the acquisition method, the fair value of the consideration paid by Navios Partners in connection with the transaction will be allocated to Navios Containers’ net assets based on their estimated fair values at the date of the completion of the merger. The purchase price allocation is subject to finalization as Navios Partners completes the valuation of the assets acquired and liabilities assumed. The assets and liabilities and results of operations of Navios Containers will be included in Navios Partners’ consolidated results of operations from and only for periods subsequent to the closing of the acquisition.

On January 13, 2021, the Company completed the sale of the Esperanza N, a 2008-built Containership of 2,007 TEU to an unrelated third party for a net sale price of $4,559. Pursuant to the sale of the vessel, an amount of $3,369 was repaid under the ABN $23.5m Credit Facility.

On January 25, 2021, Navios Partners agreed to enter into a 15-year bareboat charter-in for three newbuilding Capesize vessels of approximately 180,000 dwt each. Navios Partners has the option to acquire the vessels after the end of the fourth year for the remaining period of the bareboat charter. The vessels are expected to be delivered by the second half of 2022.

On January 28, 2021, the Board of Directors of Navios Partners authorized its quarterly cash distribution for the three month period ended December 31, 2020 of $0.05 per unit. The distribution was paid on February 12, 2021 to all unitholders of common units and general partner units of record as of February 9, 2021. The aggregate amount of the declared distribution was $579.

On January 28, 2021, the Company completed the sale of the Solar N, a 2006-built Containership of 3,398 TEU to an unrelated third party for a net sale price of $11,074. Pursuant to the sale of the vessel, an amount of $3,684 was repaid under the Hellenic Credit Facility.

On February 10, 2021, the Company completed the sale of the Castor N, a 2007-built Containership of 3,091 TEU to an unrelated third party for a net sale price of $8,869. Pursuant to the sale of the vessel, an amount of $3,845 was repaid under the Hellenic Credit Facility.

On March 23, 2021, Navios Partners agreed to acquire from Navios Holdings the Navios Avior, a 2012 built Panamax vessel of 81,355 dwt, and the Navios Centaurus, a 2012 built Panamax vessel of 81,472 dwt.. On March 30, 2021, Navios Partners completed the acquisition of the two vessels from Navios Holdings for a purchase price of $39,250, including working capital adjustments.

On March 23, 2021, Navios Partners entered into a new credit facility with a commercial bank for a total amount of $58,000 in order to refinance the CACIB $33.0m credit facility and to finance the acquisition of the Navios Centaurus and the Navios Avior. The credit facility matures in March 2026 and bears interest at LIBOR plus 3% per annum. On March 30, 2021, the entire amount was drawn under this loan, net of the loan’s discount of $400.

On March 23, 2021, Navios Partners agreed to acquire from an unrelated third party a newbuilding Panamax vessel for a purchase price of $31,580. The vessel has approximately 81,000 dwt and is expected to be delivered into Navios Partners’ fleet during the second half of 2022.

On March 25, 2021, the Company completed the sale of the Joie N, a 2011-built Ultra-Handymax vessel of 56,557 dwt, to an unrelated third party, for a net sale price of $8,190. Pursuant to the sale of the vessel, an amount of $4,581 was repaid under the ABN $32.2m Credit Facility.

On March 25, 2021, Navios Partners agreed to enter into a 15 year bareboat charter-in for one newbuilding Capesize vessel of approximately 180,000 dwt. Navios Partners has the option to acquire the vessel after the end of the fourth year for the remaining period of the bareboat charter. The vessel is expected to be delivered by the first half of 2023.